Goodwill and Other Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets
The changes in the carrying amount of goodwill for the year ended December 31, 2012 and December 31, 2011 by reportable segment were as follows:

In thousands	December 31, 2011	Acquisitions	Foreign currency translation/other	December 31, 2012
Water & Fluid Solutions	$1,994,781	$429,506	$13,420	$2,437,707
Valves & Controls	—	1,511,616	—	1,511,616
Technical Solutions	279,137	881,568	924	1,161,629
Total goodwill	$2,273,918	$2,822,690	$14,344	$5,110,952

In thousands	December 31, 2010	Acquisitions	Foreign currency translation/other	December 31, 2011
Water & Fluid Solutions	$1,784,100	$466,182	$(255,501)	$1,994,781
Valves & Controls	—	—	—	—
Technical Solutions	281,944	—	(2,807)	279,137
Total goodwill	$2,066,044	$466,182	$(258,308)	$2,273,918

In 2011, we recorded an impairment charge of $200.5 million in Water & Fluid Solutions which is included in “Foreign currency translation/other” above. Accumulated goodwill impairment losses were $200.5 million as of December 31, 2012 and December 31, 2011.
Identifiable intangible assets consisted of the following at December 31:

	2012			2011
In thousands	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Finite-life intangibles
Customer relationships	$1,291,507	$(152,769)	$1,138,738	$358,410	$(109,887)	$248,523
Trade names	1,525	(686)	839	1,515	(530)	985
Proprietary technology	263,647	(57,711)	205,936	134,737	(43,994)	90,743
Backlog	43,740	(18,278)	25,462	—	—	—
Total finite-life intangibles	1,600,419	(229,444)	1,370,975	494,662	(154,411)	340,251
Indefinite-life intangibles
Trade names	555,895	—	555,895	252,034	—	252,034
Total intangibles, net	$2,156,314	$(229,444)	$1,926,870	$746,696	$(154,411)	$592,285

Identifiable intangible asset amortization expense in 2012, 2011 and 2010 was $76.0 million, $41.9 million and $24.5 million, respectively.
In 2012 we recorded an impairment charge for trade name intangible assets of $49.1 million and $11.6 million in Water & Fluid Solutions and Technical Solutions, respectively.
Estimated future amortization expense for identifiable intangible assets during the next five years is as follows:

In thousands	2013	2014	2015	2016	2017
Estimated amortization expense	$138,656	$115,975	$115,453	$114,508	$112,961